Warrants Liability	12 Months Ended
Dec. 31, 2024
Warrants Liability [Abstract]
WARRANTS LIABILITY
10.	WARRANTS LIABILITY

The following represents warrants, denominated in Canadian dollars, and classified as derivative financial liabilities:

	Year ended December 31, 2024		Year ended December 31, 2023
	Number of warrants	$	Number of warrants	$

Opening balance	1,836,150	1,638,808	2,391,700	1,462,126
Subscription Warrants issued – March 2024 (b)	2,250,000	1,193,632	–	–
Warrants exercised	(1,836,150)	(1,784,361)	(555,550)	(1,126,799)
Fair value revaluation of warrants liability (a) (b)	–	2,115,036	–	1,303,481
Balance	2,250,000	3,163,115	1,836,150	1,638,808
Current portion	(2,250,000)	(3,163,115)	(1,836,150)	(1,638,808)
Long-term portion	–	–	–	–

(a)	Subscription Warrants – October 2022 Offering

On October 25, 2022, the Company closed a Bought Deal Offering (the “October 2022 Offering”) of C$10,762,650 ($7,890,716), conducted by a syndicate of underwriters, and consisted of the sale of 4,783,400 Units at a price of C$2.25 per Unit.

Each Unit consisted of one common share of CML and one-half share purchase warrant of CML (each whole warrant, a “Subscription Warrant”). Each Subscription Warrant has an exercise price of C$3.25 with an expiry date on April 25, 2024.

The Warrants are classified as derivative financial liabilities as they are denominated in Canadian dollars and the Company’s functional currency is the US dollar. Proceeds from the October 2022 Offering are allocated between Common Shares and Subscription Warrants on the residual fair value method within the unit.

The issue date fair value of the Warrants was determined to be C$0.55 per warrant with the resulting allocation of the total proceeds for the October 2022 Offering being:

	C$	$
Warrants liability – Subscription Warrants	1,326,628	972,627
Share capital – Subscription Shares	9,436,022	6,918,089
Total gross proceeds	10,762,650	7,890,716

For the year ended December 31, 2024, the Company recognized a derivative loss of $145,555 (year ended December 31, 2023 – derivative loss of $1,303,481) in the annual consolidated statement of operations and comprehensive loss for the revaluation of the Warrants.

As at December 31, 2024, there were no outstanding Subscription Warrants – October 2022 Offering and the balance of the warrants was $nil. As of April 25, 2024, all 2,391,700 Subscription Warrants – October 2022 were exercised with total proceeds received of $5,702,773 (C$7,773,025) representing the exercise of all Subscription Warrants.

(b)	Subscription Warrants – March 2024 Offering

On March 4, 2024, the Company closed a strategic investment by a single purchaser on a non-brokered private placement (the “March 2024 Offering”) of C$18,900,000 ($13,925,729). The March 2024 Offering consisted of the sale of 4,500,000 Units at a price of C$4.20 per Unit.

Each Unit was comprised of one common share in the capital of the Company (“Common Share”) and one-half of one common share purchase warrant (each whole common share purchase warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one Common Share, subject to standard anti-dilution provisions, at a price of $5.01 until March 4, 2027, however the Company has the right to accelerate the expiry of the Subscription Warrants to the date which is 30 trading days following the date a notice is provided in the event that the Company’s closing price on the TSX remains equal to or higher than $6.00 for 20 consecutive trading days following the date that is 24 months after the Closing Date.

The Warrants are classified as derivative financial liabilities as they are denominated in Canadian dollars and the Company’s functional currency is the US dollar. Proceeds from the March 2024 Offering are allocated between Common Shares and Subscription Warrants based on the residual fair value method within the unit.

The issue date fair value of the Warrants was determined to be C$0.72 per warrant with the resulting allocation of the total proceeds for the March 2024 Offering being:

	C$	$
Warrants liability – Subscription Warrants	1,620,000	1,193,634
Share capital – Subscription Shares	17,280,000	12,732,095
Total gross proceeds	18,900,000	13,925,729

For the year ended December 31, 2024, the Company recognized a derivative loss of $1,969,481 in the annual consolidated statement of operations and comprehensive loss for the revaluation of the Warrants.

Fair value for the Subscription Warrants was determined using the Binomial pricing model following weighted average assumptions as at December 31, 2024:

Weighted average share price	C$5.97
Weighted average risk-free interest rate	3.09%
Weighted average dividend yield	Nil
Weighted average stock price volatility	52.56%
Weighted average period to expiry (years)	2.17